Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Leases
35. Leases
The Group’s lease portfolio consists of approximately 750 property leases, mainly offices and test centres, together with a number of vehicle and equipment leases. The Group has adopted IFRS 16 ‘Leases’ at 1 January 2019 and applied the modified retrospective approach. Comparatives for 2018 have not been restated. The Group has elected not to recognise right-of-use
assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
Disclosure required by IFRS 16:
As a lessee:
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2019
Interest on lease liabilities	6	(45)
Expenses relating to short-term leases		(2)
Depreciation of right-of-use assets	10	(64)
Right-of-use
assets comprise the following and are included within property, plant and equipment in the balance sheet:

	2019
All figures in £ millions	Land and buildings	Plant and equipment	Total
Balance at 1 January 2019	—	—	—
Adjustment on initial application of IFRS 16 (see note 1b)	418	6	424

Balance at 31 December 2019	402	7	409

For additional analysis of the
right-of-use
assets, including additions, depreciation and disposals, see note 10.
Lease liabilities are included within financial liabilities – borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2019
Less than one year	123
One to five years	420
More than five years	622

Total undiscounted lease liabilities	1,165

Lease liabilities included in the balance sheet	838

Analysed as:
Current	89
Non-current	749

The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2019
Total cash outflow for leases as a lessee	136
At the balance sheet date commitments for capital leases contracted for but not yet incurred were £25m. Extension and termination options and variable lease payments are not significant within the lease portfolio. Short-term leases to which the Group is committed at the balance sheet date are similar to the portfolio of short-term
leases to which the short-term lease expense is disclosed above.
As a lessor:
In the event that the Group has excess capacity in its leased offices and warehouses, the Group sub-leases
some of its properties under operating and finance leases.
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2019
Interest on finance lease receivable	6	11
Income from sub-leasing right-of-use assets (within other income)		17
The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2019
Total cash inflow for leases as a lessor	37
During the year the investment in finance lease receivable decreased by £19m due to payments received.
The following table sets out the maturity analysis of lease payments receivable for sub-leases
classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and sub-leases
classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable.

All figures in £ millions	Operating leases	Finance leases	2019 Total
Less than one year	12	34	46
One to two years	4	40	44
Two to three years	4	33	37
Three to four years	3	30	33
Four to five years	3	31	34
More than five years	20	67	87

Total undiscounted lease payments receivable	46	235	281
Unearned finance income		(39)

Net investment in finance lease receivable		196

IAS 17 disclosure for 2018:
The maturity of the Group’s finance lease obligations is as follows:

All figures in £ millions	2018
Finance lease liabilities – minimum lease payments
Not later than one year	3
Later than one year and not later than two years	1
Later than two years and not later than three years	1
Later than three years and not later than four years	—
Later than four years and not later than five years	—
Later than five years	—
Future finance charges on finance leases	—

Present value of finance lease liabilities	5

The present value of the Group’s finance lease obligations is as follows:

All figures in £ millions	2018
Not later than one year	3
Later than one year and not later than five years	2
Later than five years	—

5

The carrying amounts of the Group’s lease obligations approximate their fair value.
In 2018 the Group leased various offices and warehouses under non-cancellable
operating lease agreements. The leases had varying terms and renewal rights. The Group also leased various plant and equipment under operating lease agreements, also with varying terms. Lease expenditure charged to the income statement in 2018 was £128m. The future aggregate minimum lease payments in respect of operating leases were as follows:

All figures in £ millions	2018
Not later than one year	143
Later than one year and not later than two years	130
Later than two years and not later than three years	115
Later than three years and not later than four years	101
Later than four years and not later than five years	91
Later than five years	595

1,175

In the event that the Group had excess capacity in its leased offices and warehouses, it entered into sub-lease
contracts in order to offset costs. The future aggregate minimum sub-lease
payments expected to be received under
non-cancellable
sub-leases
were as follows:

All figures in £ millions	2018
Not later than one year	51
Later than one year and not later than two years	44
Later than two years and not later than three years	41
Later than three years and not later than four years	39
Later than four years and not later than five years	35
Later than five years	124

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